TRADE AND OTHER RECEIVABLES - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables, net	$ 7,827	$ 4,003
Other receivables	373	129
Deposits	226	121
Prepayments	530	1,244
Trade and other current receivables	8,956	5,497
Trade receivables, gross	8,514	4,145
Credit loss allowance	(687)	(142)
Trade receivables, net	$ 7,827	$ 4,003